INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Income (Loss) Before Income Taxes by Geographic Location

Income (loss) before income taxes by geographic location is as follows:

(in US$ thousands )	2019	2020	2021
Taiwan operations	$(2,191)	$(1,129)	$(1,989)
Non-Taiwan operations	532	(164)	(1,436)
	$(1,659)	$(1,293)	$(3,425)

Components of Income Tax Benefit Expense by Taxing Jurisdiction

The components of income tax benefit (expense) by taxing jurisdiction are as follows:

( in US$ thousands )	2019	2020	2021
Taiwan:
Current	$—	$—	$—
Deferred	—	—	—
	$—	$—	$—
Non-Taiwan:
Current	$—	$—	$—
Deferred	—	—	—
	$—	$—	$—
Total current income tax benefit (expense)	$—	$—	$—
Total deferred income tax benefit	$—	$—	$—
Total income tax benefit	$—	$—	$—

Reconciliation of Effective Tax Rate Related to Statutory Taiwan Federal Tax Rate

A reconciliation of our effective tax rate related to the statutory tax rate in Taiwan, where our major operations are based, is as follows:

	2019	2020	2021
Taiwan statutory rate, including taxes on income and retained earnings	24.00%	24.00%	24.00%
Foreign tax differential	10.14%	(0.47)%	(5.75)%
Expiration of net operating loss carryforwards	—	(31.92)%	(6.47)%
Other non-deductible expenses	(7.01)%	(3.99)%	(1.65)%
Cumulative effect of initially applying new accounting standards	13.13%	—	—
Change in deferred tax assets and valuation allowance	(43.38)%	10.52%	(10.32)%
Other	3.12%	1.86%	0.19%
Effective rate	—	—	—

Reconciliation of Beginning and Ending Amounts of Valuation Allowance on Deferred Tax Assets

A reconciliation of the beginning and ending amounts of our valuation allowance on deferred tax assets for the years ended December 31, 2019, 2020 and 2021 are as follows:

(in US$ thousands)	2019	2020	2021
Balance at beginning of year	$11,765	$12,732	$13,046
Subsequent reversal and utilization of valuation allowance	(17)	(87)	(81)
Changes to valuation allowance	723	1,585	575
Expirations	—	(1,720)	(221)
Exchange differences	261	536	288
Balance at end of year	$12,732	$13,046	$13,607

Net Operating Loss Carryforwards Available to Offset Future Income

As of December 31, 2021, we had net operating loss carryforwards available to offset future taxable income, shown below by major jurisdictions:

Jurisdiction	Amount	Expiring year
Hong Kong	$16,198	indefinite
Taiwan	43,359	2022~2031
	$59,557

Deferred Tax Assets
Significant Components of Deferred Tax Assets and Liabilities

The significant components of our deferred tax assets consist of the following:

(in US$ thousands)	December 31
	2020	2021
Net operating loss carryforwards	$12,519	$13,079
Share-based compensation	315	324
Investments	141	145
Lease right-of-use assets	19	4
Intangible assets and goodwill	2	1
Other	50	54
	13,046	13,607
Less: valuation allowance	(13,046)	(13,607)
Deferred tax assets - net	$—	$—